Statement of Cash Flows - Summary of Changes in Liabilities Incurred From Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 74,345,677	₩ 72,946,674
Cash flows	9,081,358	1,924,810
Increase	73,090	275,686
Effect of exchange rate fluctuations and others	1,439,891	(801,493)
Ending balance	84,940,016	74,345,677
Borrowings and debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	69,724,581	67,876,541
Cash flows	9,653,394	2,538,787
Increase	0	0
Effect of exchange rate fluctuations and others	1,151,538	(690,747)
Ending balance	80,529,513	69,724,581
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,621,096	5,070,133
Cash flows	(572,036)	(613,977)
Increase	73,090	275,686
Effect of exchange rate fluctuations and others	288,353	(110,746)
Ending balance	₩ 4,410,503	₩ 4,621,096